Production and operating costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Production And Operating Costs [Abstract]
Well and facilities maintenance	$ 27,660	$ 20,262	$ 14,722
Operation and maintenance	7,743	7,756	3,116
Staff costs (Note 11)	14,213	17,725	11,901
Share-based payment (Note 11)	329	878	457
Royalties	64,576	71,836	28,697
Consumables	17,625	17,444	11,902
Transportation costs	2,941	2,628	2,969
Equipment rental	10,476	9,317	5,818
Safety and Insurance costs	4,107	3,878	2,591
Gas plant costs	3,414	5,967	6,069
Field camp	2,583	2,959	2,377
Non-operated blocks costs	1,353	1,327	1,213
Other costs	11,944	12,283	7,155
Operating expense	$ 168,964	$ 174,260	$ 98,987